Financial Risks - Summary of Changes in the Gross Carrying Amount / Market Value of the Financial Assets - Mortgage Loans (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	€ 73,865
Ending balance	76,020	€ 73,865
Mortgages [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,156
Ending balance	10,598	10,156
Mortgages [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	33
Ending balance	60	33
Mortgages [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,123
Ending balance	10,536	10,123
Mortgages [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	2
Mortgages [member] | Gross carrying amount [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,182	10,418
Financial assets derecognized during the period other than write-offs	(702)	(571)
New financial assets originated or purchased	559	691
Realized gains and losses through income statement	4
Net exchange differences	674	(355)
Other movements	(1)
Ending balance	10,716	10,182
Mortgages [member] | Gross carrying amount [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	35	2
Financial assets derecognized during the period other than write-offs	(69)	(5)
New financial assets originated or purchased	76
Realized gains and losses through income statement	1
Net exchange differences	7	(1)
Other movements	(1)
Ending balance	135	35
Mortgages [member] | Gross carrying amount [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	10,147	10,416
Financial assets derecognized during the period other than write-offs	(633)	(566)
New financial assets originated or purchased	483	691
Realized gains and losses through income statement	3
Net exchange differences	667	(354)
Other movements	(1)
Ending balance	10,574	10,147
Mortgages [member] | Gross carrying amount [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	7
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 2 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	162	39
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 2 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(162)	(39)
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 3 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(7)
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 1 to Stage 3 [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	7
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 1 [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	(75)
Mortgages [member] | Gross carrying amount [member] | Transfer from Stage 2 to Stage 1 [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Transfers	75
Mortgages [member] | Expected credit loss [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(26)
Ending balance	(118)	(26)
Mortgages [member] | Expected credit loss [member] | Lifetime ECL not credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(1)
Ending balance	(75)	(1)
Mortgages [member] | Expected credit loss [member] | 12-month ECL [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Beginning balance	(24)
Ending balance	(38)	€ (24)
Mortgages [member] | Expected credit loss [member] | Lifetime ECL credit impaired [member]
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Ending balance	€ (5)